Related Party Transactions - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($) ft²
Disclosure of transactions between related parties [Line Items]
Costs under lease arrangement for rent, taxes and other expenses		$ 40	$ 39
Woodbridge [member]
Disclosure of transactions between related parties [Line Items]
Beneficial ownership of shares		64.00%
Proceeds from sale of subsidiary	$ 16		15
Gain recorded on sale of subsidiaries			$ 31
3XSQ Associates [Member]
Disclosure of transactions between related parties [Line Items]
Leased space | ft²		690,000	690,000